Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2021
Computers and peripheral equipment	$95	$93
Office furniture and equipment	42	42
	137	135
Less - accumulated depreciation	(122)	(114)
Total property and equipment, net	$15	$21

During the years ended December 31, 2022, 2021 and 2020, total depreciation expenses were $8, $16 and $32, respectively.